Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 14,165
Loss on Contingent Consideration Payable	7,889
Contingent and deferred consideration liability	25,141
Contingent and deferred consideration payable – non-current	$ 12,687	$ 17,142